Retirement Benefit Plans - Disclosure of Movements in Present Value of Defined Benefit Obligations (Detail) - GBP (£) £ in Millions		12 Months Ended
	Oct. 26, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Current service cost paid by Santander UK plc		£ 36	£ 34	£ 41
Interest cost		(10)	(23)	(7)
Past service cost		1	1	41
Remeasurement due to actuarial movements arising from:
Changes in demographic assumptions		34	42	(56)
– Experience adjustments		(141)	(42)	15
Changes in financial assumptions		1,940	1,377	(675)
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		(12,158)	(10,804)
Current service cost paid by Santander UK plc		(24)	(22)
Current service cost paid by subsidiaries		(12)	(12)
Interest cost		(253)	(308)
Employer salary sacrifice contributions		(2)	(9)
Past service cost		(1)	(1)
GMP equalisation cost	£ (40)
Remeasurement due to actuarial movements arising from:
Changes in demographic assumptions		(34)	(42)
– Experience adjustments		141	42
Changes in financial assumptions		(1,940)	(1,377)
Benefits paid		396	375
Ending balance		£ (13,887)	£ (12,158)	£ (10,804)